REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2014
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	September 30,	December 31,
	2014	2013

	U.S. $ in millions
Rebates	$3,737	$3,090
Chargebacks	1,072	1,114
Returns	591	573
Other	178	141
	$5,578	$4,918